Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 1,293	$ 810	$ 170
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	791	650	696
Interest and amortization of issuance costs on convertible bonds	37	34	22
Interest paid on settled convertible debt		(30)
Loss on financial instruments, net	1	16
Non-cash stock-based compensation	125	61	38
Other non-cash items	(116)	(85)	(85)
Deferred income tax	20	60	(34)
(Income) loss on equity-method investments	(8)	2	(7)
Impairment, restructuring charges and other related closure costs, net of cash payments	(12)	(6)	34
Changes in assets and liabilities:
Trade receivables, net	(155)	(206)	(121)
Inventories	(254)	(94)	63
Trade payables	4	141	68
Other assets and liabilities, net	120	324	199
Net cash from operating activities	1,845	1,677	1,043
Cash flows from investing activities:
Payment for purchase of tangible assets	(1,263)	(1,301)	(611)
Proceeds from sale of tangible assets	1	3	4
Payment for purchase of marketable securities		(99)
Proceeds from matured marketable securities	100
Investment in short-term deposits	(26)
Proceeds from matured short-term deposits	26
Payment for purchase of intangible assets	(50)	(71)	(42)
Payment for business acquisitions, net of cash and cash equivalents acquired			(78)
Net cash used in investing activities	(1,212)	(1,468)	(727)
Cash flows from financing activities:
Proceeds from long-term debt	281	7	13
Net proceeds from issuance of senior unsecured convertible bonds		1,502
Repayment of long-term debt	(103)	(119)	(191)
Repayment of issued debt		(970)
Repurchase of common stock	(62)	(297)
Dividends paid to stockholders	(216)	(214)	(251)
Dividends paid to noncontrolling interests	(4)	(6)	(6)
Payment of withholding tax on vested shares	(18)	(9)	(3)
Other financing activities			(1)
Net cash used in financing activities	(122)	(106)	(439)
Effect of changes in exchange rates	(4)	27	(19)
Net cash increase (decrease)	507	130	(142)
Cash and cash equivalents at beginning of the period	1,759	1,629	1,771
Cash and cash equivalents at end of the period	2,266	1,759	1,629
Supplemental cash information:
Interest paid	12	12	13
Income tax paid	$ 60	$ 52	$ 42